Common Stock	6 Months Ended
Jun. 30, 2011
Common Stock [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Common Stock

Warrants

During the year ended December 31, 2005, the Company entered into an Agreement and sold a warrant to purchase common stock ("Warrant") to an investor. The investor paid the Company $110,000 in deposits ("Deposits") for the right to acquire up to 2,000,000 shares of unregistered common stock at any time prior to June 2, 2009 at $.15 per share. On June 1, 2009 the expiration date of the Warrant was extended to June 30, 2009 in exchange for a reduction in the Deposits of $10,000. On June 28, 2009 the Warrant was exercised with the remaining $200,000 of consideration paid in the form of $80,000 of cash and an agreement for $120,000 for future consulting services valued at $120,000. At December 31, 2009 the unused portion of consulting services included in stock subscription receivable was $70,000. During the year ended December 31, 2010 the investor provided the balance of the consulting services.

During the second and third quarters of 2008, in connection with $1,100,000 of short term notes payable, the Company granted warrants for 1,100,000 shares of common stock exercisable at $.25 per share. During the second quarter of 2011, 450,000 warrants expired. The remaining 650,000 warrants if not exercised, will expire during the third quarter of 2011.

Share-based Incentive Plans

During the six months ended June 30, 2011, the Company had three stock option plans that include both incentive and non-qualified options to be granted to certain eligible employees, non-employee directors, or consultants of the Company.

2011 Plan

On February 1, 2011, the Company adopted the 2011 Non-Qualified Stock Option Plan (the "2011 Plan"), to replace the 2001 Plan discussed below, and has filed Registration Statements on Form S-8 to register 30,000,000 shares of its common stock. Under the 2011 Plan, employees and consultants may elect to receive their gross compensation in the form of options, exercisable at $.001 per share, to acquire the number of shares of the Company's common stock equal to their gross compensation divided by the fair value of the stock on the date of grant. Information with respect to stock options granted under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Weighted average exercise price per share
Options outstanding at December 31, 2010	—	$0.001
Granted	2,549,012	0.001
Exercised	(2,549,012)	0.001
Options outstanding at June 30, 2011	—	$0.001

A summary of the awards under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Gross Compensation
	2011
Employee payroll	507,801	$158,484
Consulting and professional fees	2,041,211	590,320
Total	2,549,012	$748,804

At June 30, 2011 there were 27,450,988 shares reserved for issuance under this plan.

2001 Plan

The 2001 Non-Qualified Stock Option Plan (the "2001 Plan") expired on January 31, 2011. The Company adopted the 2001 Plan on February 1, 2001 and filed Registration Statements on Form S-8 to register 120,000,000 shares of its common stock. Under the 2001 Plan, employees and consultants could have elected to receive their gross compensation in the form of options, exercisable at $.001 per share, to acquire the number of shares of the Company's common stock equal to their gross compensation divided by the fair value of the stock on the date of grant. Information with respect to stock options granted under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Weighted average exercise price per share
Options outstanding at December 31, 2010	2,023,612	$0.001
Granted	1,075,090	0.001
Exercised	(2,037,370)	0.001
Options outstanding at June 30, 2011	1,061,332	$0.001

A summary of the awards under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Gross Compensation
	2011
Employee payroll	17,977	4,215
Consulting and professional fees	1,057,113	253,054
Total	1,075,090	257,269

	2010
Employee payroll	393,538	139,534
Consulting and professional fees	4,130,652	1,359,281
Total	4,524,190	1,498,815

There are currently no shares reserved for issuance under this plan.

2002 Plan

The 2002 Stock Option Plan (“2002 Plan”) provides for the award of qualified and non-qualified options for up to 30,000,000 shares. As of June 30, 2011 there were 3,000,000 shares reserved for issuance and options for 15,871,952 shares outstanding. The options granted have a ten-year contractual term and vested either immediately or four years from the date of grant.
During the six months ended June 30, 2011 there were no options granted or exercised under this plan.

Fair value of issuances

The fair value of the Company's option grants under the 2011 and 2001 Plans was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010
Expected term (based upon historical experience)	<1 week	<1 week
Expected volatility	103.98%	111.15%
Expected dividends	None	None
Risk free interest rate	0.01%	0.16%

The stock volatility for each grant is determined based on a review of the experience of the weighted average of historical daily price changes of the Company's common stock over the expected option term. The expected term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options; and the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.
The incremental fair value calculated using the above assumptions over the gross compensation was determined to be immaterial and no related additional share based compensation has been recognized.

All but 5,000,000 options outstanding at June 30, 2011 are fully vested and exercisable. Information pertaining to options outstanding at June 30, 2011 is as follows:

Exercise Prices	Number of shares	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
0.001	1,061,332	7.24	$359,792
0.041	10,871,952	1.28	3,250,714
0.415	5,000,000	6.53	—
	16,933,284

The intrinsic value of options exercised during the six months ended June 30, 2011 under all plans was $326,213 in exchange for $962 of cash.